SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.4%
Energy - 42.3% (a)
Coal & Consumable Fuels - 0.8%
Cameco Corp.	5,274	$520,860

Integrated Oil & Gas - 16.0%
Chevron Corp.	14,155	2,917,912
Eni SpA - ADR	18,245	999,826
Equinor ASA - ADR	15,160	648,848
ExxonMobil Holdings Corp.	17,793	2,863,783
Petroleo Brasileiro SA - Petrobras - ADR	67,553	1,307,151
Repsol SA - ADR	42,233	1,345,543
TotalEnergies SE	6,795	600,066
		10,683,129
Oil & Gas Drilling - 2.0%
Transocean Ltd. (b)	228,076	1,325,122

Oil & Gas Equipment & Services - 9.3%
Baker Hughes Co.	16,268	1,033,832
Forum Energy Technologies, Inc. (b)	12,293	1,007,657
Halliburton Co.	19,908	733,610
National Energy Services Reunited Corp. (b)	26,840	942,352
SLB Ltd.	27,422	1,648,062
TechnipFMC PLC	10,427	814,870
		6,180,383
Oil & Gas Exploration & Production - 9.9%
Antero Resources Corp. (b)	33,721	1,297,584
ConocoPhillips	4,968	658,210
Devon Energy Corp.	28,160	1,366,042
Gran Tierra Energy, Inc. (b)	88,518	898,458
Range Resources Corp.	36,517	1,508,882
Venture Global, Inc. - Class A	58,701	859,383
		6,588,559
Oil & Gas Refining & Marketing - 2.3%
Phillips 66	6,163	1,519,673

Oil & Gas Storage & Transportation - 2.0%
Cheniere Energy, Inc.	4,686	1,366,859
Total Energy		28,184,585

Industrials - 2.0%
Marine Transportation - 2.0%
Navios Maritime Partners LP	15,338	1,354,806

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Materials - 33.1% (a)
Diversified Metals & Mining - 3.0%
BHP Group Ltd. - ADR	6,807	$639,313
Guardian Metal Resources PLC - ADR (b)	50,542	642,894
Hudbay Minerals, Inc.	24,636	706,068
		1,988,275
Fertilizers & Agricultural Chemicals - 1.2%
CF Industries Holdings, Inc.	6,056	787,462

Gold Mining - 19.1%
Agnico Eagle Mines Ltd.	10,116	2,054,661
Anglogold Ashanti PLC	8,456	949,778
Aris Mining Corp. (b)	64,793	1,295,212
Coeur Mining, Inc.	81,960	1,703,129
Gold Fields Ltd. - ADR	43,737	2,028,085
Kinross Gold Corp.	80,277	2,462,898
Novagold Resources, Inc. (b)	82,132	706,335
Skeena Resources Ltd. (b)	46,185	1,507,016
		12,707,114
Precious Metals & Minerals - 2.4%
Sibanye Stillwater Ltd. - ADR	134,742	1,596,693

Silver - 5.7%
Endeavour Silver Corp. (b)	81,992	878,134
First Majestic Silver Corp.	62,213	1,280,966
Hecla Mining Co.	81,162	1,612,689
		3,771,789
Steel - 1.7%
Vale SA - ADR	77,534	1,169,988
Total Materials		22,021,321
TOTAL COMMON STOCKS (Cost $44,802,665)		51,560,712

EXCHANGE TRADED FUNDS - 17.8%
iShares Gold Trust Micro (b)	78,443	3,482,085
iShares Silver Trust (b)	37,792	2,272,433
SPDR Gold MiniShares Trust (b)	61,490	5,417,884
Y'all Street Physical Silver ETF (b)	10,143	675,842
TOTAL EXCHANGE TRADED FUNDS (Cost $12,560,789)		11,848,244

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%
First American Government Obligations Fund - Class X, 3.59% (c)	3,035,686	$3,035,686
TOTAL MONEY MARKET FUNDS (Cost $3,035,686)		3,035,686

TOTAL INVESTMENTS - 99.8% (Cost $60,399,140)		$66,444,642
Other Assets in Excess of Liabilities - 0.2%		100,050
TOTAL NET ASSETS - 100.0%		$66,544,692

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SARMAYA THEMATIC ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Sarmaya Thematic ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$51,560,712	$—	$—	$51,560,712
Exchange Traded Funds	11,848,244	—	—	11,848,244
Money Market Funds	3,035,686	—	—	3,035,686
Total Investments	$66,444,642	$—	$—	$66,444,642

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

Alpha Architect 1-3 Month Box ETF (a)
Value as of November 30, 2025	$468,485
Additions	614,391
Reductions	(1,089,205)
Realized gain (loss)	14,001
Net change in unrealized appreciation (depreciation)	(7,672)
Value as of August 31, 2026	$—

Shares as of August 31, 2026	—

Dividend / Interest income	$—
Capital gain distributions	$—
(a) Security was affiliated at the beginning of the period and during the period, but is no longer held as of August 31, 2026.
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